Other Assets	12 Months Ended
Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets
14.	OTHER ASSETS

Other assets consist of:

	2016	2015

Preproduction costs related to long-term supply agreements with contractual guarantee for reimbursement	$420	$276
Long-term receivables [note 22[c]]	229	87
Pension overfunded status [note 18[a]]	21	17
Unrealized gain on cash flow hedges [note 22]	6	5
Other, net	43	27

	$719	$412